Equity (Details) - USD ($)					12 Months Ended
	Aug. 09, 2018	Jul. 10, 2018	Jul. 06, 2018	Apr. 06, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity (Details) [Line Items]
Sale of stock, description			the Company and certain institutional investors entered into a securities purchase agreement (“Private Placement”), pursuant to which the Company agreed to sell to such investors an aggregate of 769,232 ordinary shares together with Series A warrants to purchase a total of 576,924 ordinary shares (the “Series A Warrants”), for gross proceeds of approximately $2.0 million. Each investor will receive a Series A Warrant to purchase a number of shares equal to 75% of the number of ordinary shares the investor purchases in the offering with a warrant term of four (4) years. The purchase price for each ordinary share and the related Series A Warrants is $2.60. The Series A Warrants have an exercise price of $2.60. In connection with the offering, the investors also received Series B warrants with an initial face amount of 200,000 ordinary shares, which are subject to adjustment not in excess of an aggregate of 462,843 ordinary shares (the “Series B Warrants”) for nominal consideration. If on the 30th day after the closing date of the transaction (the “Adjustment Date”), the closing bid price of the Company’s ordinary shares is less than $2.60, the investors shall have the right to exercise the Series B Warrants and the number of ordinary shares to be issued to the investors upon exercise of the Series B Warrants shall be adjusted (upward or downward, as necessary) based on the closing bid price of the Company’s ordinary shares on such date. The closing of the offering took place on July 10, 2018. On August 9, 2018, the closing bid price of the Company’s ordinary shares was $1.29, and thus the Series B Warrant was exercised for 390,579 ordinary shares.As of December 31, 2021 and 2020, there were 25,287,851 and 25,287,851 ordinary shares issued and outstanding, respectively. Ordinary Shares Held in Escrow Upon consummation of the business combination between the Company and Adrie, an aggregate of 20 million ordinary shares were issued and 8 million of the issued ordinary shares were deposited in escrow (the “Escrow Shares”). One-third of the Escrow Shares (along with the related accrued dividends and distributions) shall be released upon the post-combination company obtaining certain specified adjusted consolidated net income targets in each of calendar years 2016, 2017 and 2018. The target adjusted consolidated net income ranging in 2016 from $20.2 million at the bottom to $32.0 million at the top, in 2017 from $22.6 million at the bottom to $38.0 million at the top, and in 2018 from $25.6 million at the bottom to $44.0 million at the top, and with the average adjusted consolidated net income target for the alternative earn-out payment ranging from $23.3 million at the bottom to $40.0 million at the top. The Company has achieved the earn-out payment requirement in 2016 thus one third of 8 million escrowed restricted shares were released in 2017. However, the Company has not achieved the earn-out payment requirement in both 2018 and 2017, thus the two thirds of 8 million escrowed restricted shares were not released. Preferred Shares The Company is authorized to issue unlimited preferred shares, in one or more series, with such designations, voting and other rights and preferences as may be determined from time to time by the board of directors. As of December 31, 2021 and 2020, there were 715,000 and 715,000 Class A preferred shares issued and outstanding, respectively. As of December 31, 2021 and 2020, there were 291,795,150 and 291,795,150 Class B preferred shares issued and outstanding. Warrants A summary of warrants activity for the years ended December 31, 2021 and 2020 is as follows: Number of shares Weighted average life Expiration dates Balance of warrants outstanding as of December 31, 2017 9,280,323 3.52 years July 6, 2021 Grants of Series A Warrants 576,924 3.48 years July 9, 2022 Grants of Placement Agent Warrant 46,154 3.48 years July 9, 2022 Grants of Series B Warrants 390,579 0.08 years August 9, 2018 Exercise of Series B Warrants (390,579) Balance of warrants outstanding as of December 31, 2018 9,903,401 2.58 years * Balance of warrants outstanding as of December 31, 2019 9,903,401 1.58 years * Balance of warrants outstanding as of December 31, 2020 9,903,401 0.58 years * Expire of Warrants issued in July 6, 2016 (9,280,323) Balance of warrants outstanding as of December 31, 2021 623,078 0.52 years * As of December 31, 2021, the Company’s 623,078 shares of warrants were comprised of 576,924 Series A Warrants and 46,154 Placement Agent Warrants, which would expire on July 9, 2022. On July 6, 2021, 9,280,323 shares of warrants were expired. As at of December 31, 2021, the Company had 623,078 shares of warrants, which would expire on July 9, 2022. Series A Warrants In connection with the private placement closed on July 10, 2018, the Company issued Series A warrants to investors to purchase a total of 576,924 ordinary shares with a warrant term of four (4) years. The Series A Warrants have an exercise price of $2.60 per share. On January 9, 2019, the Board of the Company approved a downward adjustment of exercise price from $2.6 to $1.18. The Series A Warrants have customary anti-dilution protections including a “full ratchet” anti-dilution adjustment provision which are triggered in the event the Company sells or grants any additional shares of common stock, options, warrants or other securities that are convertible into common stock at a price lower than $2.60 per share. The anti-dilution adjustment provision is not triggered by certain “exempt issuances” which among other issuances, includes the issuance of shares of common stock, options or other securities to officers, employees, directors, consultants or service providers. Based on an evaluation as discussed in FASB ASC 815-15, “Embedded Derivatives” and FASB ASC 815-40-15, “Contracts in Entity’s Own Equity – Scope and Scope Exceptions,” the Company determined that the Series A Warrants were not considered indexed to its own stock because neither the occurrence of a sale of equity securities by the issuer at market nor the issuance of another equity contract with a lower strike price is an input to the fair value of a fixed-for-fixed option or forward on equity shares. As such, the Series A Warrants was classified as a liability. Liability classification requires the warrant to be re-measured to their fair value for each reporting period. As of July 10, 2018, December 31, 2020 and 2021, the Company estimated fair value of the Series A Warrants at, $1,202,310, $15,739 and $12,500 respectively, using the Black-Scholes valuation model, which took into consideration the underlying price of ordinary shares, a risk-free interest rate, expected term and expected volatility. As a result, the valuation of the warrant was categorized as Level 3 in accordance with ASC 820, “Fair Value Measurement”. On the July 10, 2018, December 31, 2020 and 2021, the Company estimated the fair value of Series A Warrants using the following assumption. On July 10, 2018 On December 31, 2020 On December 31, 2021 Terms of warrants 48 months 18 months 6 months Exercise price 2.60 1.18 1.18 Risk free rate of interest 2.77% 0.12% 0.19% Dividend yield 0.00% 0.00% 0.00% Annualized volatility of underlying stock 2.03 2.19 2.19 Series B Warrants In connection with the private placement closed on July 10, 2018, the investors also received Series B warrants with an initial face amount of 200,000 ordinary shares, which are subject to adjustment not in excess of an aggregate of 462,843 ordinary shares (the “Series B Warrants”) for nominal consideration. If on the 30th day after the closing date of the transaction (the “Adjustment Date”), the closing bid price of the Company’s ordinary shares is less than $2.60, the investors shall have the right to exercise the Series B Warrants and the number of ordinary shares to be issued to the investors upon exercise of the Series B Warrants shall be adjusted (upward or downward, as necessary) based on the closing bid price of the Company’s ordinary shares on such date.
Ordinary shares held in escrow, description					Upon consummation of the business combination between the Company and Adrie, an aggregate of 20 million ordinary shares were issued and 8 million of the issued ordinary shares were deposited in escrow (the “Escrow Shares”).
Earn out payment (in Dollars)									$ 8,000,000
Earn out payment not achieved (in Dollars)							$ 8,000,000	$ 8,000,000
Warrant, description					the Company’s 623,078 shares of warrants were comprised of 576,924 Series A Warrants and 46,154 Placement Agent Warrants, which would expire on July 9, 2022. On July 6, 2021, 9,280,323 shares of warrants were expired. As at of December 31, 2021, the Company had 623,078 shares of warrants, which would expire on July 9, 2022.
Percentage of ordinary shares				6.00%
Incurred direct and incremental issuance costs (in Dollars)		$ 310,000
Statutory reserve, description					The Company is required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital.
Statutory reserve (in Dollars)					$ 362,797	$ 202,592
Minimum [Member]
Equity (Details) [Line Items]
Earn out payment					23,300,000
Maximum [Member]
Equity (Details) [Line Items]
Earn out payment					40,000,000
Series A Warrants [Member]
Equity (Details) [Line Items]
Sale of stock, description					In connection with the private placement closed on July 10, 2018, the Company issued Series A warrants to investors to purchase a total of 576,924 ordinary shares with a warrant term of four (4) years. The Series A Warrants have an exercise price of $2.60 per share. On January 9, 2019, the Board of the Company approved a downward adjustment of exercise price from $2.6 to $1.18.
Convertible common stock price per share (in Dollars per share)					$ 2.6
Estimated fair value (in Dollars)		1,202,310			$ 12,500	$ 15,739
Series B Warrants [Member]
Equity (Details) [Line Items]
Sale of stock, description					In connection with the private placement closed on July 10, 2018, the investors also received Series B warrants with an initial face amount of 200,000 ordinary shares, which are subject to adjustment not in excess of an aggregate of 462,843 ordinary shares (the “Series B Warrants”) for nominal consideration. If on the 30th day after the closing date of the transaction (the “Adjustment Date”), the closing bid price of the Company’s ordinary shares is less than $2.60, the investors shall have the right to exercise the Series B Warrants and the number of ordinary shares to be issued to the investors upon exercise of the Series B Warrants shall be adjusted (upward or downward, as necessary) based on the closing bid price of the Company’s ordinary shares on such date.
Estimated fair value (in Dollars)		504,499
Warrant, description	the closing bid price of the Company’s ordinary shares was $1.29, and thus the investors exercised the Series B Warrant for 390,579 ordinary shares at $391. The carrying fair value of the warrant liabilities on the exercise day was $0.50 million and the fair value change in warrant liabilities for the years ended December 31, 2018 was $652. The Company incurred a gain of $652 upon exercise of the warrants
Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary shares outstanding					25,287,851	25,287,851
Placement Agent Warrants [Member]
Equity (Details) [Line Items]
Estimated fair value (in Dollars)		$ 96,185			$ 1,259	$ 1,477
2016 [Member] | Minimum [Member]
Equity (Details) [Line Items]
Earn out payment					20,200,000
2016 [Member] | Maximum [Member]
Equity (Details) [Line Items]
Earn out payment					32,000,000
2017 [Member] | Minimum [Member]
Equity (Details) [Line Items]
Earn out payment					22,600,000
2017 [Member] | Maximum [Member]
Equity (Details) [Line Items]
Earn out payment					38,000,000
2018 [Member] | Minimum [Member]
Equity (Details) [Line Items]
Earn out payment					25,600,000
2018 [Member] | Maximum [Member]
Equity (Details) [Line Items]
Earn out payment					44,000,000
Class A Preferred Shares [Member]
Equity (Details) [Line Items]
Preferred shares outstanding					715,000	715,000
Class B Preferred Shares [Member]
Equity (Details) [Line Items]
Preferred shares outstanding					291,795,150
Preferred shares issued					291,795,150